Pension Liability (Details) - Schedule of Unrecognized Pension Cost in Accumulated Other Comprehensive Income/Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of unrecognized pension cost in accumulated other comprehensive income/loss [Abstract]
Net loss, beginning of period	$ 50,791	$ 151,739
Other gain/loss during the period	110,313	(88,088)
Other prior year gain/loss recognized in period		(3,091)
Effect of settlement, curtailment		(6,913)
Amortization of pension related net loss
Net loss, end of period	161,104	53,647
Prior service cost, beginning of period
Amortization of prior service cost	(3,031)	(2,856)
Prior service cost end of period	(3,031)	(2,856)
Total unrecognized pension cost, end of period	158,073	50,791
Other gain/loss during the period	110,313	(88,088)
Other prior year gain/loss recognized in period		(3,091)
Effect of settlement, curtailment		(6,913)
Amortization of pension related net loss